Income Taxes	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
Income Taxes
23.	Income taxes

Significant components of current and deferred income tax recovery (expense) are as follows:

	Years ended December 31,
	2020	2019
	$	$
Current income tax (expense) recovery	(395)	188
Deferred tax:
Origination and reversal of temporary differences	1,509	2,755
Change in unrecognized tax assets	(1,509)	(2,755)
Total income tax (expense) recovery	(395)	188

From time to time, the Company is subject to tax audits. While the Company believes that its filing positions are appropriate and supportable, periodically, certain matters are challenged by tax authorities. Although the Company believes its tax provisions are adequate, the final determination of tax audits and any related disputes could be materially different from historical income tax provisions and accruals. In 2020, AEZS Germany underwent a tax audit concerning tax years 2013 to 2016 and is in discussion about the interest rate charged on its intercompany loan with its parent company, AEZS Canada. As at December 31, 2020, the tax audit was not final but the Company has accrued $123 as the uncertain tax provision. In addition, in December 2020, AEZS Germany prepaid $873 in estimated taxes owing for the 2020 tax year.

The reconciliation of the combined Canadian federal and provincial income tax rate to the income tax expense is provided below:

	Years ended December 31,
	2020	2019
Combined Canadian federal and provincial statutory income	26.5%	26.5%

	Years ended December 31,
	2020	2019
	$	$
Income tax recovery based on combined statutory income tax rate	1,252	1,615
Change in unrecognized tax assets	(1,721)	(3,160)
Change in unrecognized tax assets related to OCI	(151)	340
Change in unrecognized tax assets related to equity	363	—
Share issuance costs	—	65
Permanent difference attributable to the use of local currency for tax reporting	—	35
Change in enacted rates used	—	(27)
Impact of expiring tax credits	(481)	—
Permanent difference attributable to net change in fair value of warrant liability	304	1,197
Share-based compensation costs	(16)	(210)
Difference in statutory income tax rate of foreign subsidiaries	99	321
Uncertain tax position	(123)	—
Other	79	12
	(395)	188

Deferred income tax assets are recognized to the extent that the realization of the related tax benefit through reversal of temporary differences and future taxable profits is probable.

(Loss) income before income taxes

(Loss) income before income taxes is attributable to the Company’s tax jurisdictions as follows:

	Years ended December 31,
	2020	2019
	$	$
Germany	(2,042)	(6,010)
Canada	(2,463)	812
United States	(218)	(1,032)
	(4,723)	(6,230)

Significant components of deferred tax assets and liabilities are as follows:

	December 31,
	2020	2019
	$	$
Deferred tax assets
Non-current:
Operating losses carried forward	46	691
Intangible assets	1,318	2,639
	1,364	3,330
Deferred tax liabilities
Current:
Restricted cash	—	52
Payables and accrued liabilities	126	—
	126	52
Non-current:
Property, plant and equipment	49	184
Deferred revenues	1,073	3,047
Other	116	47
	1,238	3,278
	1,364	3,330
Deferred tax assets (liabilities), net	—	—

Significant components of unrecognized deferred tax assets are as follows:

	December 31,
	2020	2019
	$	$
Deferred tax assets
Current:
Deferred revenues and other provisions	1,494	550
	1,494	550
Non-current:
Operating losses carried forward	89,144	83,699
SR&ED Pool	9,138	9,138
Unused tax credits	4,668	5,149
Employee future benefits	2,570	2,303
Property, plant and equipment	495	480
Intangible assets	541	—
Share issuance expenses	623	342
Other	—	272
	107,179	101,383
Unrecognized deferred tax assets	108,673	101,933

As at December 31, 2020, amounts and expiry dates of tax attributes to be deferred for which no deferred tax asset was recognized were as follows:

	Canada
	Federal	Provincial
	$	$
2028	7,880	6,494
2029	4,791	4,773
2030	4,104	4,089
2031	1,753	1,737
2032	4,250	4,250
2033	3,721	3,721
2034	4,153	4,153
2035	10,418	10,452
2036	10,592	10,592
2037	7,343	7,343
2038	6,557	6,557
2039	3,501	3,580
2040	3,808	3,808
	72,871	71,549

The Company has non-refundable R&D investment tax credits of approximately $6,351 which can be carried forward to reduce Canadian federal income taxes payable and which expire at dates ranging from 2021 to 2035. Furthermore, the Company has unrecognized tax assets in respect of operating losses to be carried forward in Germany and in the U.S. The federal tax losses amount to approximately $216,979 in Germany (€ 177,416) for which there is no expiry date, and to $4,559 in the U.S., which expire as follows:

United States
$
2028	369
2029	178
2034	151
2035	447
2036	195
2037	709
2038	1,224
2039	771
2040	515
4,559

The operating loss carryforwards and the tax credits claimed are subject to review, and potential adjustment, by tax authorities. Other deductible temporary differences for which tax assets have not been booked are not subject to a time limit, except for share issuance expenses which are amortizable over five years.